Reinsurance Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Reinsurance Assets

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Long-term insurance contracts ceded (Note 15)	3,839	3,123
Due from reinsurance companies	808	731
Ceded unearned premiums (Note 15)	369	370
Claims recoverable from reinsurers (Note 15)	145	140

Total	5,161	4,364

Current	1,318	1,241
Non-current	3,843	3,123

Total	5,161	4,364